Minimum Amounts Of Capital and Ratios (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	$ 53,029	$ 38,271
Tier I risk-based, Amount	26,514	19,135
Tier I leverage, Amount	37,002	28,712
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%
Subsidiaries [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	52,935	38,161
Tier I risk-based, Amount	26,467	19,080
Tier I leverage, Amount	$ 36,956	$ 28,661
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%